Bonds Payable - Schedule of Bonds Payable (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds	¥ 0	¥ 2,143,348		¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Interest paid	(1,511,327)	(1,213,186)	¥ (867,715)
Bonds [Member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds		2,010,782
Interest accrued at effective interest rate	75,707	57,267
Repayment of bonds	2,163,195
Interest paid	(135,027)	0
Exchange differences	79,167	75,299
Carrying value	¥ 0	¥ 2,143,348